Financial Instruments and Fair Value Measurements - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt and Financial Instruments [Line Items]
Sold receivables		$ 48		$ 165
Cash collections (remitted to the owners of the receivables)		61		98
Cash and equivalents		$ 911		$ 1,001
Weighted average probability		21.00%		21.00%
Weighted average discount rate used in fair value estimates		8.10%		8.10%
Available for sale equity securities other-than-temporary impairment charges		$ 0	$ 9	$ 14
Gain recognized in other (income) expense net related to reduction of contingent payment liabilities for certain milestones				97
Separation related adjustment				37
Equity income recognized from equity method investments				31	$ 64
Fair Value, Inputs, Level 2
Debt and Financial Instruments [Line Items]
Money market funds				$ 100
Minimum
Debt and Financial Instruments [Line Items]
Individual probability		10.00%		10.00%
Maximum
Debt and Financial Instruments [Line Items]
Individual probability		80.00%		80.00%
Available-for-sale debt securities cumulative unrealized gains				$ 1	1
Turkey Joint Venture [Member]
Debt and Financial Instruments [Line Items]
Minority interest ownership percentage by non-controlling owners		50.00%
Minority interest ownership redeemable year		2021
Put option exercising period		5 years
Fair value of non-controlling interest		$ 23
CTI BioPharma Corp. | Common Stock
Debt and Financial Instruments [Line Items]
Shares of Common stock acquired	16
Payments to acquire stock	$ 27
Onconova Therapeutics | Common Stock
Debt and Financial Instruments [Line Items]
Available for sale equity securities other-than-temporary impairment charges					$ 45